Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

$
Balance – December 31, 2020	5,600
Adjustments	(102)
Effects of foreign exchange	(197)
Balance – December 31, 2021	5,301
Additions	1,071
Effects of foreign exchange	(390)
Balance – December 31, 2022	5,982